Property, Plant and Equipment, Net - Summary of Changes in Right-of-use Assets Property Plant and Equipment (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Right of use assets Acquisitions	₩ 72,640
Depreciation	(130,905)
Others	(9,175)
Ending balance	774,582
Land [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Right of use assets Acquisitions	22,850
Depreciation	(11,461)
Others	(10,154)
Ending balance	341,342
Buildings and structures [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Right of use assets Acquisitions	23,015
Depreciation	(38,853)
Others	(22,505)
Ending balance	171,112
Machinery and equipment [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Right of use assets Acquisitions	14,610
Depreciation	(33,751)
Others	15,092
Ending balance	215,828
Vehicles [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Right of use assets Acquisitions	8,735
Depreciation	(10,050)
Others	(5,135)
Ending balance	14,105
Other assets [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Right of use assets Acquisitions	3,430
Depreciation	(36,790)
Others	13,527
Ending balance	32,195
Date of initial application IFRS-16 [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	842,022
Date of initial application IFRS-16 [member] | Land [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	340,107
Date of initial application IFRS-16 [member] | Buildings and structures [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	209,455
Date of initial application IFRS-16 [member] | Machinery and equipment [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	219,877
Date of initial application IFRS-16 [member] | Vehicles [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	20,555
Date of initial application IFRS-16 [member] | Other assets [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	₩ 52,028